Note 7 Loans and advances breakdown by counterparty and product (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
On demand [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	€ 6,192	€ 5,307	€ 3,040
Credit card debt [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	30,651	27,721	22,890
Commercial debtors [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	34,426	31,764	25,171
Finance leases [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	10,610	10,125	9,463
Reverse repurchase loans [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	8,864	9,420	7,223
Other term loans [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	392,469	347,102	322,683
Advances that are not loans [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	13,292	12,330	12,116
Total loans and advances by products [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	496,503	443,769	402,586
Of which mortagage loans collateralized by immovable property [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	134,624	127,860	122,397
Of which other collateralized loans [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	30,715	29,861	26,671
Of which credit for consumption [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	74,965	67,446	59,892
Of which lending for house purchase [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	103,397	98,570	97,555
Of which project finance loans [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	5,579	6,669	7,181
Central banks [Member] | On demand [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	0	0	0
Central banks [Member] | Credit card debt [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product		0	0
Central banks [Member] | Finance leases [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	0	0	0
Central banks [Member] | Reverse repurchase loans [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	0	0	1,345
Central banks [Member] | Other term loans [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	10,141	7,803	4,878
Central banks [Member] | Advances that are not loans [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	727	452	927
Central banks [Member] | Total loans and advances by products [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	10,869	8,255	7,151
Central banks [Member] | Of which other collateralized loans [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	0	0	1,347
Government [member] | On demand [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	9	8	6
Government [member] | Credit card debt [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	1	1	1
Government [member] | Commercial debtors [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	1,019	1,077	960
Government [member] | Finance leases [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	162	171	225
Government [member] | Reverse repurchase loans [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	181	219	0
Government [member] | Other term loans [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	23,871	20,519	21,662
Government [member] | Advances that are not loans [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	665	117	412
Government [member] | Total loans and advances by products [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	25,907	22,111	23,265
Government [member] | Of which mortagage loans collateralized by immovable property [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	213	245	271
Government [member] | Of which other collateralized loans [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	6,530	6,059	6,933
credit institutions [Member] | On demand [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	0	0	0
credit institutions [Member] | Credit card debt [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	0	0	0
credit institutions [Member] | Commercial debtors [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	135	71	76
credit institutions [Member] | Finance leases [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	0	0	0
credit institutions [Member] | Reverse repurchase loans [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	8,120	9,157	5,786
credit institutions [Member] | Other term loans [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	10,418	7,529	5,329
credit institutions [Member] | Advances that are not loans [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	5,704	5,960	6,312
credit institutions [Member] | Total loans and advances by products [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	24,377	22,719	17,502
credit institutions [Member] | Of which mortagage loans collateralized by immovable property [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	0	0	0
credit institutions [Member] | Of which other collateralized loans [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	8,628	9,628	4,558
Other financial corporations [Member] | On demand [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	24	59	73
Other financial corporations [Member] | Credit card debt [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	4	3	2
Other financial corporations [Member] | Commercial debtors [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	1,600	1,244	586
Other financial corporations [Member] | Finance leases [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	18	11	12
Other financial corporations [Member] | Reverse repurchase loans [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	563	44	92
Other financial corporations [Member] | Other term loans [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	17,027	11,771	9,300
Other financial corporations [Member] | Advances that are not loans [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	4,286	4,365	3,186
Other financial corporations [Member] | Total loans and advances by products [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	23,522	17,497	13,251
Other financial corporations [Member] | Of which mortagage loans collateralized by immovable property [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	889	680	526
Other financial corporations [Member] | Of which other collateralized loans [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	624	530	465
Non financial corporations [Member] | On demand [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	3,424	3,140	1,933
Non financial corporations [Member] | Credit card debt [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	2,585	2,268	1,927
Non financial corporations [Member] | Commercial debtors [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	31,541	29,247	23,462
Non financial corporations [Member] | Finance leases [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	10,166	9,672	8,940
Non financial corporations [Member] | Reverse repurchase loans [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	0	0	0
Non financial corporations [Member] | Other term loans [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	168,758	148,167	134,024
Non financial corporations [Member] | Advances that are not loans [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	1,530	1,084	956
Non financial corporations [Member] | Total loans and advances by products [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	218,004	193,579	171,241
Non financial corporations [Member] | Of which mortagage loans collateralized by immovable property [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	31,091	29,307	24,829
Non financial corporations [Member] | Of which other collateralized loans [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	11,963	10,996	10,938
Non financial corporations [Member] | Of which project finance loans [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	5,579	6,669	7,181
Households [Member] | On demand [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	2,735	2,099	1,028
Households [Member] | Credit card debt [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	28,061	25,449	20,959
Households [Member] | Commercial debtors [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	131	125	88
Households [Member] | Finance leases [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	263	270	285
Households [Member] | Reverse repurchase loans [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	0	0	0
Households [Member] | Other term loans [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	162,253	151,313	147,491
Households [Member] | Advances that are not loans [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	380	353	324
Households [Member] | Total loans and advances by products [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	193,824	179,610	170,175
Households [Member] | Of which mortagage loans collateralized by immovable property [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	102,431	97,627	96,772
Households [Member] | Of which other collateralized loans [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	2,970	2,648	2,430
Households [Member] | Of which credit for consumption [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	74,965	67,446	59,892
Households [Member] | Of which lending for house purchase [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	103,397	98,570	97,555
Gross Carrying Amount [Member] | On demand [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	6,479	5,521	3,175
Gross Carrying Amount [Member] | Credit card debt [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	33,113	29,669	24,454
Gross Carrying Amount [Member] | Commercial debtors [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	34,723	32,023	25,346
Gross Carrying Amount [Member] | Finance leases [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	10,862	10,364	9,714
Gross Carrying Amount [Member] | Reverse repurchase loans [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	8,865	9,422	7,234
Gross Carrying Amount [Member] | Other term loans [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	401,489	356,002	331,813
Gross Carrying Amount [Member] | Advances that are not loans [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	13,342	12,397	12,164
Gross Carrying Amount [Member] | Total loans and advances by products [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	508,872	455,399	413,901
Gross Carrying Amount [Member] | Of which mortagage loans collateralized by immovable property [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	137,107	130,633	125,328
Gross Carrying Amount [Member] | Of which other collateralized loans [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	30,955	30,129	26,963
Gross Carrying Amount [Member] | Of which credit for consumption [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	80,560	72,447	64,303
Gross Carrying Amount [Member] | Of which lending for house purchase [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	104,890	100,218	99,224
Gross Carrying Amount [Member] | Of which project finance loans [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	€ 5,663	€ 6,901	€ 7,743